Allowance for Loan Losses (Details 6) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Summary of loans deemed impaired and specific reserves allocated by class
Unpaid Principal Balance	$ 28,339	$ 35,273
Recorded Investment With No Allowance	14,433	23,432
Recorded Investment With Allowance	11,674	9,657
Related Allowance	3,034	2,583
Recorded Investment Accruing Loans 90 or More Days Past Due
Recorded Investment Loans in Non-accrual	9,480,000	7,862
Average Recorded Investment	31,105	38,651
Interest Income	1,257	1,767
Commercial [Member]
Summary of loans deemed impaired and specific reserves allocated by class
Unpaid Principal Balance	1,977	2,099
Recorded Investment With No Allowance	388	889
Recorded Investment With Allowance	1,470	1,091
Related Allowance	616	578
Recorded Investment Accruing Loans 90 or More Days Past Due
Recorded Investment Loans in Non-accrual	437	329
Average Recorded Investment	1,440	1,525
Interest Income	66	93
Real estate - commercial [Member]
Summary of loans deemed impaired and specific reserves allocated by class
Unpaid Principal Balance	11,299	14,951
Recorded Investment With No Allowance	6,341	11,365
Recorded Investment With Allowance	2,895	1,523
Related Allowance	411	452
Recorded Investment Accruing Loans 90 or More Days Past Due
Recorded Investment Loans in Non-accrual	3,032	2,742
Average Recorded Investment	11,607	16,520
Interest Income	473	716
Other real estate construction [Member]
Summary of loans deemed impaired and specific reserves allocated by class
Unpaid Principal Balance	3,935	4,016
Recorded Investment With No Allowance	2,437	2,644
Recorded Investment With Allowance	1,448	1,370
Related Allowance	401	107
Recorded Investment Accruing Loans 90 or More Days Past Due
Recorded Investment Loans in Non-accrual	2,945	2,084
Average Recorded Investment	4,055	7,746
Interest Income	202	236
Real estate 1 - 4 family construction [Member]
Summary of loans deemed impaired and specific reserves allocated by class
Unpaid Principal Balance	840	1,095
Recorded Investment With No Allowance	713	501
Recorded Investment With Allowance	127	594
Related Allowance	127	202
Recorded Investment Accruing Loans 90 or More Days Past Due
Average Recorded Investment	1,053	1,249
Interest Income	43	53
Real estate - residential [Member]
Summary of loans deemed impaired and specific reserves allocated by class
Unpaid Principal Balance	8,985	11,877
Recorded Investment With No Allowance	3,994	7,231
Recorded Investment With Allowance	4,991	4,646
Related Allowance	1,215	1,001
Recorded Investment Accruing Loans 90 or More Days Past Due
Recorded Investment Loans in Non-accrual	2,507	2,441
Average Recorded Investment	11,442	10,137
Interest Income	427	616
Home equity [Member]
Summary of loans deemed impaired and specific reserves allocated by class
Unpaid Principal Balance	1,068	993
Recorded Investment With No Allowance	521	753
Recorded Investment With Allowance	547	240
Related Allowance	159	124
Recorded Investment Accruing Loans 90 or More Days Past Due
Recorded Investment Loans in Non-accrual	558	255
Average Recorded Investment	1,200	1,194
Interest Income	32	37
Consumer loans [Member]
Summary of loans deemed impaired and specific reserves allocated by class
Unpaid Principal Balance	235	242
Recorded Investment With No Allowance	39	49
Recorded Investment With Allowance	196	193
Related Allowance	105	119
Recorded Investment Accruing Loans 90 or More Days Past Due
Recorded Investment Loans in Non-accrual	1	11
Average Recorded Investment	308	280
Interest Income	14	16
Other loans [Member]
Summary of loans deemed impaired and specific reserves allocated by class
Unpaid Principal Balance
Recorded Investment With No Allowance
Recorded Investment With Allowance
Related Allowance
Recorded Investment Accruing Loans 90 or More Days Past Due
Recorded Investment Loans in Non-accrual
Average Recorded Investment
Interest Income